Preferred Stock (Details) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Oct. 31, 2025	Dec. 03, 2021	Jun. 17, 2021	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Oct. 10, 2024
Preferred Stock
Payment of preferred dividends				$ 0	$ 643
Cumulative Series A redeemable Preferred Stock
Preferred Stock
Number of preferred stock issued		15,000	25,000
Number of shares redeemed	30,000						10,000
Amount of stock redemption	$ 30,600						$ 10,300
Redemption price (as a percent)	102.00%
Loss on extinguishment of redeemable preferred stock	$ 2,200					$ 700